Significant Accounting Policies (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Recent Accounting Pronouncements
Deferred charges, net	$ 39,733	$ 55,275	$ 67,949
Long-term debt	2,759,444
Other finance expenses	18,696	19,757	20,120
Interest expense	70,397	79,980	91,185
Amortization of deferred finance costs	3,845	$ 4,387	$ 5,482
Forecast adjustment | Accounting Standards Update 2015-03 Simplifying the Presentation of Debt Issuance Costs
Recent Accounting Pronouncements
Deferred charges, net	(35,000)
Long-term debt	(35,000)
Other finance expenses	(14,000)
Interest expense	$ 14,000